Income Taxes - Schedule of Consolidated Income Tax (Benefit) Provision (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current (benefit) income tax provision:
Federal					$ 0	$ 0	$ 0
State					0	0	0
Foreign					3	0	0
Current (benefit) provision for income taxes					3	0	0
Deferred (benefit) income tax provision:
Federal					(643)	(20,189)	(19,269)
State					(7,486)	813	(2,290)
Foreign					2	(2)	11
Deferred (benefit) provision for income taxes					(8,127)	(19,378)	(21,548)
Provision (benefit) for income taxes	$ (998)	$ 3,317	$ 5,175	$ (7,057)	$ (8,124)	$ (19,378)	$ (21,548)